Condensed Consolidated Statements of Operations (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Product sales	$ 1,588,000	$ 1,457,000	$ 3,237,000	$ 2,742,000	$ 6,147,000	$ 4,567,000
Total revenue	1,588,000	1,457,000	3,237,000	2,742,000	6,147,000	4,567,000
Expenses
Cost of sales	409,000	329,000	848,000	663,000	1,643,000	1,272,000
Research and development	1,411,000	974,000	2,369,000	1,695,000	3,560,000	3,599,000
Selling and marketing	679,000	679,000	1,348,000	1,191,000	2,457,000	2,065,000
General and administrative	1,332,000	1,665,000	2,980,000	3,097,000	6,033,000	7,446,000
Total expenses	3,831,000	3,647,000	7,545,000	6,646,000	13,693,000	14,382,000
Loss from operating activities	(2,243,000)	(2,190,000)	(4,308,000)	(3,904,000)	(7,546,000)	(9,815,000)
Other income (expense)
Fair value of warrant liability in excess of proceeds					(1,390,000)
Financing transaction costs					(738,000)
Change in fair value of warrant liability	1,271,000		1,894,000		(754,000)	38,000
Warrant exchange inducement expense	(3,445,000)		(3,445,000)
Miscellaneous expense		(18,000)		(20,000)	(74,000)	(61,000)
Interest expense	(1,000)	(1,000)	(2,000)	(2,000)	(3,000)	(2,000)
Sublease income	8,000	9,000	16,000	13,000	26,000	7,000
Total other income (expense), net	(2,167,000)	(10,000)	(1,537,000)	(9,000)	(2,933,000)	(18,000)
Loss before income taxes	(4,410,000)	(2,200,000)	(5,845,000)	(3,913,000)	(10,479,000)	(9,833,000)
Provision for income taxes
Net loss	(4,410,000)	(2,200,000)	(5,845,000)	(3,913,000)	(10,479,000)	(9,833,000)
Deemed dividend on preferred stock						(1,375,000)
Dividends on preferred stock						(129,000)
Net loss applicable to common stockholders	$ (4,410,000)	$ (2,200,000)	$ (5,845,000)	$ (3,913,000)	$ (10,479,000)	$ (11,337,000)
Net loss per common share-basic and diluted	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.09)	$ (0.13)
Weighted average shares-basic and diluted	170,632	112,410	162,108	108,013	123,088	85,936